Leases - Schedule of Minimum Lease Payments (Details) - DIAMIR BIOSCIENCES CORP. [Member]	May 31, 2025 USD ($)
Leases - Schedule of Minimum Lease Payments (Details) [Line Items]
Year ending May 31, 2026	$ 43,313
Year ending May 31, 2027	25,703
Total	69,016
Less imputed interest	(4,935)
Lease liability	$ 64,081